Financial Risk Management - Maximum Amounts of Possible Financial Loss Due to Credit Risk (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk		¥ 300,901	¥ 335,132
Demand deposits [Member]
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk	[1]	217,333	256,965
Time deposits [Member]
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk	[1]	3,577	11,507
Loan receivable [member]
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk	[2],[3]	1,378	593
Guarantee deposits [Member]
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk	[1],[4]	7,986	976
Trade and other receivables [Member]
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk	[2],[5]	42,680	37,644
Japanese government bonds [Member]
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk	[1],[4]	280	280
Corporate bonds and other debt instruments [Member]
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk	[1]	18,043	18,005
Office security deposits [Member]
Disclosure of credit risk exposure [line items]
Maximum amounts of possible financial loss due to credit risk	[1],[6]	¥ 9,624	¥ 9,162

[1]	None of the assets was past due or impaired as of December 31, 2018 and 2019.
[2]	For receivables, the Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The Group regularly performs credit assessments on customers and counterparties considering their financial position and historical data in order to manage the credit risk. The Group recorded provisions for estimated credit risk in respect of the loan receivables and trade and other receivables as of December 31, 2018 and 2019. The methodology used for estimating the expected credit loss differs depending on whether there have been significant increase in credit risk since initial recognition per financial assets or per assets group. The Group measures the expected credit losses for the financial assets measured at amortized cost without any significant increase in credit risk at the amount equal to twelve-month expected credit losses. For the financial assets measured at amortized cost with a significant increase in credit risk, the Group measures the expected credit losses at the amount equal to the lifetime expected credit losses. The Group uses the probability that a default occurs calculated based on the historical default data of the corporate bond ratings in Japan to measure the twelve-month expected credit losses and the lifetime expected credit losses. For the trade receivables, the Group applied the simplified approach permitted by IFRS 9 that estimates the lifetime expected credit losses since the initial recognition. The expected credit risk of trade receivables are measured using the probability that a default occurs calculated based on the Group’s historical experiences on cash collection from trade receivables.
[3]	The Group conducted loan commitment for an associate as of December 31, 2018 and 2019.
[4]	Refer to Note 15 Financial Assets and Financial Liabilities for details of the financial instruments being deposited under the Japanese Payment Services Act.
[5]	The Group identifies concentrations of credit risk when a limited number of the Group’s counterparties that have similar characteristics or business activities, and thus are affected similarly by changes in economic or other conditions, account for a large portion of the entire trade and other receivables. The Group had significant concentrations of credit risk with two payment processing service providers, representing 23.6% and 23.5% of trade and other receivables as of December 31, 2018 and 2019, respectively.
[6]	The amount mainly consists of the office security deposits paid for the Group’s office lease agreements.